Long-term Notes Payable (including current portion) and Line of Credit	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Long-term Notes Payable (including current portion) and Line of Credit
(6)	Long-term Notes Payable (including current portion) and Line of Credit

In June 2012, the Company amended its line of credit with Silicon Valley Bank. The amended revolving line of credit facility allows for an advance up to $3.0 million. The facility bears an interest rate of prime (3.5% as of December 31, 2015) plus 1.25%. The revolving facility is available as long as the Company maintains a liquidity ratio of cash and cash equivalents plus accounts receivable to outstanding debt under the facility of 1.25 to 1.00; otherwise, the facility reverts to its previous eligible receivables financing arrangement. The amended facility matures in April 2018. The bank has a first security interest in all the Company’s assets excluding intellectual property, for which the bank has received a negative pledge. There was no balance owed on the line of credit as of December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited).

In December 2013, the Company further amended its revolving line of credit under the amended and restated loan and security with Silicon Valley Bank to include a growth capital term loan of up to $750,000. The growth capital term loan requires interest only payments through June 30, 2014 at which point it is to be repaid in 32 equal monthly installments of interest and principal. The growth capital term loan matures on February 1, 2017, at which time all unpaid principal and accrued and unpaid interest is due. The growth capital term loan interest rate is 6.5%. The Company must maintain a liquidity ratio of cash and cash equivalents plus accounts receivable to outstanding debt under the facility of greater than or equal to 1.00 to 1.00. As of December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited), $620,070, $346,895 and $129,967 was outstanding under this loan, respectively.

The remaining principal payments subsequent to December 31, 2015 and September 30, 2016 (unaudited) are as follows:

	December 31, 2015	September 30, 2016 (unaudited)
Year ending:
2016	$291,697	$74,747
2017	55,198	55,220

	$346,895	$129,967

In December 2015, the Company amended its loan and security agreement with Silicon Valley Bank to include a term loan in the amount of $4.0 million. The loan requires 36 monthly installments of interest and principal. The loan matures on December 1, 2018. The loan agreement requires the Company to maintain a liquidity ratio of 1.25 to 1.00 as of the last day of each month and a minimum EBITDA, measured as of the last day of each fiscal quarter for the previous six month period (for December 31, 2015 and September 30, 2016 the minimum EBITDA is ($350,000) and $250,000, respectively). The interest rate is 5%. As of December 31, 2015 and September 30, 2016 (unaudited), $4,000,000 and $3,000,000 was outstanding under this loan, respectively.

The remaining principal payments on the $4.0 million loan subsequent to December 31, 2015 and September 30, 2016 (unaudited) are as follows:

	December 31, 2015	September 30, 2016 (unaudited)
Year ending:
2016	$1,333,333	$333,333
2017	1,333,333	1,333,333
2018	1,333,334	1,333,334

	$4,000,000	$3,000,000

The Company was in compliance with all financial term loan and line of credit financial covenants as of December 31, 2015 and September 30, 2016 (unaudited).